Intangible assets, net - Future Amortization Expenses (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
2022	$ 70,679
2023	23,995
2024	8,523
Intangible assets, net	$ 103,197	$ 565,106